Businesses Held For Sale, Divestitures And Impairments	12 Months Ended
Dec. 31, 2011
Businesses Held For Sale, Divestitures And Impairments [Abstract]
Businesses Held For Sale, Divestitures And Impairments

NOTE 6 BUSINESSES HELD FOR SALE, DIVESTITURES AND IMPAIRMENTS

DISCONTINUED OPERATIONS

2011: The sale of the Company's Kraft Papers business that closed in January 2007 contained an earnout provision that could have required KapStone to make an additional payment to International Paper in 2012. Based on the results through the first four years of the earnout period, KapStone concluded that the threshold would be attained and the full earnout payment would be due to International Paper in 2012. On January 3, 2011, International Paper signed an agreement with KapStone to allow KapStone to pay the Company on January 4, 2011, the discounted amount of $50 million before taxes ($30 million after taxes) that otherwise would have been owed in full under the agreement in 2012. This amount has been included in Discontinued operations, net of taxes in the accompanying consolidated statement of operations.

In the third quarter of 2006, the Company completed the sale of its Brazilian Coated Papers business and restated its financial statements to reflect this business as a discontinued operation. Included in the results for this business in 2005 and 2006 were local country tax contingency reserves for which the related statute of limitations has now expired. A $15 million tax benefit for the reversal of these reserves plus associated interest income of $6 million ($4 million after taxes) was recorded in March 2011, and is included in Discontinued operations, net of taxes in the accompanying consolidated statement of operations.

OTHER DIVESTITURES AND IMPAIRMENTS

2011: On August 22, 2011, International Paper announced that it had signed an agreement to sell its Shorewood business to Atlas Holdings, pending regulatory approval and other customary closing conditions. As a result, during 2011, net pre-tax charges of $207 million (after a $246 million tax benefit and a gain of $8 million related to a noncontrolling interest, a net gain of $47 million) were recorded to reduce the carrying value of the Shorewood business to fair market value. As part of the transaction, International Paper will retain a minority interest of approximately 40% in the newly combined AGI-Shorewood business outside the U.S. Since the interest retained represents significant continuing involvement in the operations of the business, the operating results of the Shorewood business have been included in continuing operations in the accompanying consolidated statement of operations instead of Discontinued operations. The sale of the U.S. portion of the Shorewood business to Atlas Holdings closed on December 31, 2011. The sale of the remainder of the Shorewood business occurred during January 2012. The assets of the remainder of the Shorewood business, totaling $196 million at December 31, 2011, are included in Assets of businesses held for sale in current assets in the accompanying consolidated balance sheet. The liabilities of the remainder of the Shorewood business totaling $43 million at December 31, 2011 are included in Liabilities of businesses held for sale in current liabilities in the accompanying consolidated balance sheet. Additionally, approximately $33 million of currency translation adjustment was reflected in OCI related to the remainder of the Shorewood business at December 31, 2011.

Also during 2011, the Company recorded charges totaling $11 million (before and after taxes) to further write down the long-lived assets of its Inverurie, Scotland mill to their estimated fair value.

The net 2011 loss totaling $218 million related to other divestitures and impairments is included in Net (gains) losses on sales and impairments of businesses in the accompanying consolidated statement of operations.

2010: During 2010, the Company recorded a pre-tax gain of $25 million ($15 million after taxes) as a result of the partial redemption of the 10% interest the Company retained in its Arizona Chemical business after the sale of the business in 2006. The Company received $37 million in cash from the redemption of this interest.

The net 2010 gain totaling $23 million related to other divestitures and impairments is included in Net (gains) losses on sales and impairments of businesses in the accompanying consolidated statement of operations.

2009: During 2009, based on a strategic plan update of projected future operating results of the Company's Etienne mill in France, a determination was made that the current book value of the mill's long-lived assets exceeded their estimated fair value, calculated using the probability-weighted present value of projected future cash flows. As a result, a $56 million charge, before and after taxes, was recorded in the Company's Industrial Packaging industry segment to write down the long-lived assets of the mill to their estimated fair value. The Etienne mill was closed at the end of November 2009.

The net 2009 loss totaling $59 million related to other divestitures and impairments is included in Net (gains) losses on sales and impairments of businesses in the accompanying consolidated statement of operations.